Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Average Service Lives and Depreciation and Amortization Rates
The Company periodically initiates an external independent review of its property, plant and equipment and intangible asset depreciation and amortization rates, as required by the OEB. Any changes arising from OEB approval of such a review are implemented on a remaining service life basis, consistent with their inclusion in electricity rates. The most recent reviews resulted in changes to rates effective January 1, 2015 and January 1, 2017 for Hydro One Networks’ distribution and transmission businesses, respectively. A summary of average service lives and depreciation and amortization rates for the various classes of assets is included below:

	Average	Rate
	Service Life	Range	Average
Property, plant and equipment:
Transmission	55 years	1% – 3%	2%
Distribution	46 years	1% – 7%	2%
Communication	16 years	1% – 15%	6%
Administration and service	20 years	1% – 20%	6%
Intangible assets	10 years	10%	10%